================================================================================
                                                      33' Act File No. 333-43671
                                                       40' Act File No. 811-8301

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

           REGISTRATION UNDER THE SECURITIES ACT OF 1933        |_|

                    PRE-EFFECTIVE AMENDMENT NO. ___             |_|

                    POST-EFFECTIVE AMENDMENT NO. 13             |X|

                                     and/or

                REGISTRATION STATEMENT UNDER THE INVESTMENT
                COMPANY ACT OF 1940                             |_|

                    AMENDMENT NO. 13                            |X|
                        (Check appropriate box or boxes.)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                           (Exact Name of Registrant)
                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215

         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


      PATRICIA R. HATLER, ESQ.               With Copies To:
      SECRETARY                              JOHN S. (SCOTT) KREIGHBAUM, ESQ.
      ONE NATIONWIDE PLAZA                   MICHAEL R. MOSER, ESQ.
      COLUMBUS, OHIO 43215-2220              ONE NATIONWIDE PLAZA, 1-09-V3
   (Name and Address of Agent for Service)   COLUMBUS, OHIO 43215-2220

           Approximate Date of Proposed Public Offering:    MAY 1, 2003

It is proposed that this filing will become effective (check appropriate box)

    |_|    Immediately upon filing pursuant to paragraph (b)
    |_|    On (date) pursuant to paragraph (b)
    |X|    60 days after filing pursuant to paragraph (a)(1)
    |_|    On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

    |X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By
                        NATIONWIDE LIFE INSURANCE COMPANY
                                     Through
                        NATIONWIDE VLI SEPARATE ACCOUNT-4
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                   The Date Of This Prospectus Is May 1, 2003
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                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

Variable life insurance is complex. This prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.
--------------------------------------------------------------------------------
Please read this entire prospectus and consult with a financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

===============================================================================

                   TELEPHONE:  1-800-547-7548
                         TDD:  1-800-238-3035

                   U.S. MAIL:  Nationwide Life Insurance Company
                               One Nationwide Plaza, RR1-04-D4
                               Columbus, OH 43215-2220
===============================================================================

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PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND
ALL RIGHTS AND OBLIGATIONS.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE
SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
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THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN EVERY STATE; OR
INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY.
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THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
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THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY
NOT LAWFULLY BE MADE.
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The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION,
THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTEREST. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

-------------------------------------------------------------------------------
                          TABLE OF CONTENTS
-------------------------------------------------------------------------------

TABLE OF CONTENTS..........................................3

IN SUMMARY: POLICY BENEFITS................................5

IN SUMMARY: POLICY RISKS...................................6

IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE
AND THE POLICY ............................................7

IN SUMMARY: FEE TABLES.....................................9

THE POLICY................................................13

   Policy Owner Rights....................................13

   The Beneficiary........................................13

   To Purchase............................................13

   Coverage...............................................14

   Coverage Effective Date................................14

   To Cancel (Examination Right)..........................14

   To Change Coverage.....................................14

   Sub-Account Portfolio Transfers........................15

   Fixed Account Transfers................................15

   Modes To Effect A Transfer.............................15

   To Irrevocably Transfer Cash Value Or Exchange
   The Policy ............................................16

   To Terminate Or Surrender..............................16

   To Assign..............................................16

   Proceeds Upon Maturity.................................16

   Reports And Illustrations..............................17

   Errors Or Misstatements................................17

   Incontestability.......................................17

   If We Modify The Policy................................18

RIDERS....................................................18

   Change Of Insured Rider................................18

   Additional (insurance) Protection Rider................18

PREMIUM...................................................18

   Initial Premium........................................18

   Subsequent Premiums....................................19

CHARGES...................................................19

   Premium Load (Charge)..................................20

   Partial Surrender Fee..................................20

   Cost Of Insurance......................................20

   Mortality And Expense Risk.............................20

   Administrative.........................................20

   Additional Protection Rider............................20

TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION.............21

   Variable Investment Options............................21

   The Fixed Investment Option............................21

   Allocation Of Net Premium And Cash Value...............22

   When Sub-Account Units Are Valued......................22

   How Investment Experience Is Determined................22

   Cash Value.............................................23

   Dollar Cost Averaging..................................23

THE DEATH BENEFIT.........................................24

   Calculation Of The Death Benefit Proceeds..............24

   Death Benefit Options..................................25

   Changes In The Death Benefit Option....................26

   Suicide................................................26

SURRENDERS................................................26

   Full Surrender.........................................26

   Other Amounts Paid At Surrender........................27

   Partial Surrender......................................27

   Reduction Of Specified Amount On A Partial Surrender...28

THE PAYOUT OPTIONS........................................28

   Interest Income........................................29

   Income For A Fixed Period..............................29

   Life Income With Payments Guaranteed...................29

   Fixed Income For Varying Periods.......................29

   Joint And Survivor Life................................29

   Alternate Life Income..................................29

POLICY LOANS..............................................29

   Loan Amount And Interest...............................29

   Collateral.............................................30

   Repayment................................................

   Effect Of Loans........................................30

LAPSE.....................................................30

   Grace Period...........................................30

   Reinstatement..........................................31

TAXES.....................................................31

   Types Of Taxes Of Which To Be Aware....................31

   Buying The Policy......................................32

   Investment Gain In The Policy..........................32

   Periodic Withdrawals, Non-Periodic Withdrawals
   And Loans .............................................33

   Surrender Of The Policy................................34

   Withholding............................................34

   Exchanging The Policy For Another Life Insurance
   Policy ................................................34

   Taxation Of Death Benefits.............................35

   Special Considerations for Corporations................35

   Taxes And The Value Of Your Policy.....................36

   Tax Changes............................................36

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY.............37

NATIONWIDE VL SEPARATE ACCOUNT-D..........................37

   Organization, Registration And Operation...............37

   Addition, Deletion, Or Substitution Of Mutual Funds....38

   Voting Rights..........................................38

LEGAL PROCEEDINGS.........................................39

   Nationwide Life And Annuity Insurance Company..........39

   Nationwide Investment Services Corporation.............39

FINANCIAL STATEMENTS......................................39

APPENDIX A: DEFINITIONS..................................A-1

APPENDIX B: SUB-ACCOUNT PORTFOLIOS.......................B-1

                           IN SUMMARY: POLICY BENEFITS

DEATH BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay a Death Benefit to your beneficiary when the Insured dies.

YOUR CHOICE OF DEATH BENEFIT
OPTIONS


     |X| Option One is THE GREATER OF the Specified Amount OR the minimum required Death Benefit under tax law.

     |X| Option Two is THE GREATER OF the Specified Amount plus the Cash Value OR the minimum required Death Benefit under tax law.

     |X| Option Three is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the minimum required Death Benefit under tax law.

For more information, see "Death Benefit Options," beginning on page 25.

YOU OR YOUR BENEFICIARY'S CHOICE
OF POLICY PROCEEDS

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 28.

COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

     |X|   Change the Death Benefit option;
     |X|   Increase or decrease the Specified Amount;
     |X|   Change your beneficiaries; and
     |X|   Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 26; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 28; "The Beneficiary," beginning on page 13; and "Policy Owner Rights," beginning on page 13.

ACCESS TO CASH VALUE

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

     |X| Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios PLUS 100% of the Fixed Account MINUS 10% of the loan account immediately prior to the policy loan.

     |X|  The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 29.

     |X| Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 27.

     |X| Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 26 and "The Payout Options" beginning on page 28.

PREMIUM FLEXIBILITY

You will not be required to make your Premium payments according to a schedule. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 18.

INVESTMENT OPTIONS

You may choose to allocate your Premiums after charges to a fixed or variable investment options:

          |X| The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the policy data page.

          |X| The variable investment options constitute the limitedly available mutual funds, or Sub-Account portfolios, identified in Appendix B. Your investment return will depend on the market performance of the Sub-Account portfolios you have chosen.

For more information, see "Variable Investment Options," beginning on page 21 and "Appendix B: Sub-Account Portfolios," beginning on page B-1.

TRANSFERS BETWEEN AND AMONG
INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. For more information, see "Sub-Account Portfolio Transfers," beginning on page 15. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 23.

TAXES

Unless you make a withdrawal, you will generally not be taxed on any earnings. This is known as tax deferral. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 31.

ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. For more information, see "To Assign," beginning on page 16.

EXAMINATION RIGHT

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 14.

RIDERS

You may choose to add one or both of the available Riders. Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.


          |X|  Change Of Insured Rider

          |X|  Additional (insurance) Protection Rider

For more information, see "Riders," beginning on page 18.


                            IN SUMMARY: POLICY RISKS

IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

UNFAVORABLE INVESTMENT RETURN

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. This could cause the Cash Value of your policy to decrease, and, when combined with your flexibility to deviate from your chosen Premium payment plan, could cause a

Lapse of insurance coverage sooner than might have been foreseen.

EFFECT OF PARTIAL SURRENDERS AND
LOANS ON INVESTMENT RETURNS

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will secure an amount equal to the policy loan in a policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

REDUCTION OF THE DEATH BENEFIT

A partial surrender or a policy loan could impact the policy's Death Benefit, depending on how the Death Benefit in effect at the time of the Insured's death relates to the policy's Cash Value.

ADVERSE TAX CONSEQUENCES

Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. Existing federal tax laws that benefit this policy may change at any time. Also, there are federal estate and gift taxes, and state and local taxes of which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

FIXED ACCOUNT TRANSFER
RESTRICTIONS AND LIMITATIONS

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date. Then, we will honor a transfer request that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

SUB-ACCOUNT PORTFOLIO INVESTMENT
RISK

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.


          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY


VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO WAYS.

          |X|  It will provide economic protection to a beneficiary.

          |X| It may build Cash Value. Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

IT IS SIMILAR TO, BUT ALSO DIFFERENT FROM, UNIVERSAL LIFE INSURANCE.

          |X|  You will pay Premiums for life insurance coverage on the Insured.

          |X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

          |X| The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen. Also, this policy's value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSURED'S DEATH, HERE IS A BASIC OVERVIEW. (YOU MUST READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)

          |X| At issue, the policy will require a minimum initial Premium payment.

                    Among other considerations, this amount will be based on: the Insured's age; the underwriting class; any substandard ratings; the specified (face) amount of the policy; and the choice of any Riders.

          |X| At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

          |X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

          |X| From the policy's Cash Value each month, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges other than Sub-Account portfolio operating expenses.

          |X| You may be able to vary the timing and amount of Premium payments.

                    So long as there is enough Cash Surrender Value to cover the periodic charges other than Sub-Account portfolio operating expenses as they come due, the policy will remain In Force.

          |X| After the first policy year, you may request to increase or decrease the policy's specified (face) amount.

                    This flexibility will allow you to adjust the policy to meet your future changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

          |X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

                    As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

          |X| Prior to the Insured's death, you may withdraw all, or a portion (after the first policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

                    Withdrawals and loans are subject to restrictions, however, and may reduce the Death Benefit. There also could be adverse tax consequences.


                                                       IN SUMMARY: FEE TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST
TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH
VALUE BETWEEN INVESTMENT OPTIONS.

====================================================================================================================================
                                                     TRANSACTION FEES (CHARGE)
====================================================================================================================================

CHARGE WHEN CHARGE IS AMOUNT DEDUCTED (DEDUCTED FROM EACH PREMIUM PAYMENT)
---------------------- -----------------
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PREMIUM LOAD Upon Making A MAXIMUM GUARANTEED CHARGE (Charge) 1 Premium Payment
9.00% OF PREMIUM PAYMENTS FOR THE FIRST SEVEN POLICY YEARS; AND THEN 5.50% OF
PREMIUM PAYMENTS THEREAFTER ---------------------- -----------------
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Current Charge
-------------------------------------------------------------------------------------------
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For Policies Issued On or After September 9, 2002 With $500,000 Or More Of
Annual Premium Per Owner ----------------------------------------
-------------------------------------------------------------------------------------------
----------------------------------------
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For the first five policy years: 9.00% of Premium payments for the base
(non-rider) portion of the Specified Amount up to "target Premium"2, plus 6.50%
of Premium payments in the excess of the target Premium for the base (non-rider)
portion of the Specified Amount, plus 3.29% minus (1.29% of the Premium times the proportion of additional protection rider to the total Specified Amount) of the Premium payments for the additional protection rider portion of the
Specified Amount; For policy years six through ten: 3.50% of Premium payments;
For policy years eleven and after: 2.00 % of Premium payments.
----------------------------------------
-------------------------------------------------------------------------------------------
----------------------------------------
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For Policies Issued On or After September 9, 2002 With Less Than $500,000 Of
Annual Premium Per Owner ----------------------------------------
-------------------------------------------------------------------------------------------
----------------------------------------
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For the first seven policy years: 9.00% of Premium payments up to target
Premium; plus 7.00% of Premium payments over the target Premium; For policy years eight through ten: 5.50% of Premium payments; and then For policy years eleven and after: 3.50% of Premium payments.
----------------------------------------
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----------------------------------------
-------------------------------------------------------------------------------------------
For Policies Issued Prior To September 9, 2002
----------------------------------------
-------------------------------------------------------------------------------------------
----------------------------------------
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For the first seven policy years: 9.00% of Premium payments for the base
(non-rider) portion of the Specified Amount up to target Premium; plus 6.50% of
Premium payments in the excess of the target Premium for the base (non-rider)
portion of the Specified Amount, plus 6.50% of Premium Payments for the additional protection rider portion of the Specified Amount. For years eight and after: 3.50% Premium payments. ----------------------------------------
-------------------------------------------------------------------------------------------
---------------------- -----------------
--------------------------------------------------------------------------------
PARTIAL SURRENDER FEE Upon Partial MAXIMUM GUARANTEED CHARGE Surrender THE
LESSER OF $25 OR 2% OF PARTIAL SURRENDER AMOUNT ----------------------
-----------------
--------------------------------------------------------------------------------
---------------------- -----------------
--------------------------------------------------------------------------------
Current Charge 0 ---------------------- -----------------
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1We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as premium taxes.
The actual amount a taxing authority assesses may not equal the premium taxes charged. We may profit from this charge.

2Target premium is 28.57% of the maximum annual Premium allowed under the Internal Revenue Code for a non-MEC policy providing a death benefit equal to the base (non-rider) portion of the Specified Amount and paying seven level, annual Premiums.



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING
SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.

==================================================================================================================================
                              PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
==================================================================================================================================
===================================== ============================= ==============================================================
               Charge                   When Charge Is Deducted                                Amount
------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- --------------------- -------------------
         COST OF INSURANCE1                     Monthly                   Minimum               Maximum          Representative3
  Representative - For An Issue Age
   40, Non-tobacco, in the tenth
      policy year, issued on a
 short-form, non-medical basis and
     Death Benefit Option One2
------------------------------------- ----------------------------- -------------------- --------------------- -------------------
------------------------------------- ----------------------------- -------------------- --------------------- -------------------
                                                                      $0.03 per month      $83.33 per month      $0.31 per month
------------------------------------- ----------------------------- -------------------- --------------------- -------------------
------------------------------------- ----------------------------- --------------------------------------------------------------
                                                                     Per $1,000 Of Net Amount at Risk - Deducted Proportionately
                                                                       From Your Chosen Variable And Fixed Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- --------------------- -------------------
   ADDITIONAL PROTECTION RIDER1,4               Monthly                   Minimum              Maximum          Representative3
 Representative - For An Issue Age
40 Non-tobacco, in the tenth policy
   year, issued on a short-form,
        non-medical basis. 2
------------------------------------- ----------------------------- -------------------- --------------------- -------------------
------------------------------------- ----------------------------- -------------------- --------------------- -------------------
                                                                      $0.01 per month      $83.33 per month     $0.22 per month
------------------------------------- ----------------------------- -------------------- --------------------- -------------------
------------------------------------- ----------------------------- --------------------------------------------------------------
                                                                           Per $1,000 Of Additional Protection - Deducted
                                                                         Proportionately From Your Chosen Variable And Fixed
                                                                                         Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
     MORTALITY AND EXPENSE RISK         Daily Based on Per Year                          Maximum Guaranteed        Currently
                                              Percentages
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
                                                                       Policy Years        0.75% per year       0.40% per year
                                                                            1-4
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
                                                                       Policy Years        0.75% per year       0.25% per year
                                                                           5-20
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
                                                                       Policy Years        0.75% per year       0.10% per year
                                                                       21 and After
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
------------------------------------- ----------------------------- --------------------------------------------------------------
                                                                       Annual Percentages - Deducted Proportionately From Your
                                                                                 Chosen Variable Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------
       LOAN INTEREST CHARGE5          Monthly For The Duration Of                     MAXIMUM GUARANTEED CHARGE
                                       The Loan Based On Per Year
                                              Percentages
                                                                                                3.75%
------------------------------------- ----------------------------- --------------------------------------------------------------
                                                                                           Current Rates6
------------------------------------- ----------------------------- ----------------------------------------- --------------------
                                                                    Policy Years 1-15                           3.70% per year
------------------------------------- ----------------------------- ----------------------------------------- --------------------
------------------------------------- ----------------------------- ----------------------------------------- --------------------
                                                                    Policy Years 16-30                          3.45% per year
------------------------------------- ----------------------------- ----------------------------------------- --------------------
------------------------------------- ----------------------------- ----------------------------------------- --------------------
                                                                    Policy Years 31 And After                   3.00% per year
                                                                    --------------------------------------------------------------
                                                                                  On Balance of Policy Indebtedness
------------------------------------- ----------------------------- --------------------------------------------------------------
           ADMINISTRATIVE                       Monthly                   Maximum Guaranteed                  Currently
------------------------------------- ----------------------------- ------------------------------- ------------------------------
                                                                            $10 per month                   $5 per month
------------------------------------- ----------------------------- ------------------------------- ------------------------------
                                                                    Deducted Proportionately From Your Chosen Variable And Fixed
                                                                                         Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------
_______________________________________

1The charge varies based on individual characteristics.
2The representative Insured is based on uni-sex mortality tables. Ask for a policy illustration, or see your policy for the charge that applies to you.
3The representative charge may not be representative of the charge that a particular policy owner pays.
4The continuation of a rider is contingent on the policy being In Force.
5As collateral or security, we will transfer to the loan account Cash Value equal to the loan amount of the policy loan. At the same time as we charge interest on the loan amount, we will credit interest on the collateral. The effect will be an actual cost of a policy loan of less than the loan amount interest charge. For more information, see "Loan Amount And Interest" and "Collateral" at
page 30.
6For more information about Current Rates, see "Loan Amount And Interest" at page 29.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY
PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. APPENDIX B CONTAINS SOME EXPENSE INFORMATION FOR EACH SUB-ACCOUNT PORTFOLIO.
MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH SUB-ACCOUNT PORTFOLIO.


------------------------------------------------------------------------------------ ---------------------- -----------------------
TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                                       Minimum                Maximum
------------------------------------------------------------------------------------ ---------------------- -----------------------
------------------------------------------------------------------------------------ ---------------------- -----------------------
(expenses that are deducted from the Sub-Account portfolio assets, including                 0.26%                  7.23%
management fees, distribution (12b-1) fees, and other expenses)
------------------------------------------------------------------------------------ ---------------------- -----------------------


                                   THE POLICY
--------------------------------------------------------------------------------

The policy is a legal contract between you and us. You may exercise all policy rights and options while the Insured is alive.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

No person in any capacity may change the policy or waive any provision. If we were to decide to change the policy, we would effect the change in writing, signed by our president and secretary, attached to, or endorsed on, the policy.
--------------------------------------------------------------------------------
POLICY OWNER RIGHTS

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned. You may also name a contingent policy owner. While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The Insured is the person named in the application. You may change the Insured by submitting a change request to us in writing. The change will become effective when it was signed, rather than the date we received it. The policy charges after the change will be based upon the new Insured's characteristics. For more information, see "Change Of Insured Rider" on page 18.

---------------------------------- ---------------------------------------------
THE BENEFICIARY

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy. You name the beneficiary in the application for the policy. You may name more than one beneficiary. The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy. The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living. Any change must be in writing and satisfactory to us. We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change. Once we record the change, the change will be effective as of the date it was signed rather than the date we received it. The change will not affect any payment we made or action we took before we recorded the change.
--------------------------------------------------------------------------------

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.


We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law.

Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.

--------------------------------------------------------------------------------

COVERAGE

We will issue the policy only if the underwriting process has been completed; we have approved the application; and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.
--------------------------------------------------------------------------------

COVERAGE EFFECTIVE DATE

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the policy data page and (ii) the date the initial premium is paid. It will end when the policy Lapses, or when we pay all the Proceeds from the policy. We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.
--------------------------------------------------------------------------------

TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period generally expires ten days after you receive the policy. This period will be longer if required by law.

If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at the Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we had never issued it.
--------------------------------------------------------------------------------

TO CHANGE COVERAGE

After the first policy year, you may request to change the Specified Amount. Changes may result in additional charges. However, no change will take effect unless the Cash Surrender Value after the change is sufficient to keep the policy In Force for at least three months.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79. The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy's Cash Value plus $8,000,000. For more information, see "Calculation Of The Death Benefit Proceeds" beginning on page 24.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.
--------------------------------------------------------------------------------

SUB-ACCOUNT PORTFOLIO TRANSFERS

Prior to the policy's Maturity Date, you may make transfers between and among the available Sub-Account portfolios and the fixed account. We will process a transfer at the end of the Valuation Period on which we receive your request.

You may submit your transfer request in writing by U.S. mail or over the Internet.

We reserve the right to limit transfers among the Sub-Account portfolios in instances of excessive trading. Excessive trading (including the short-term "market timing" trading) may adversely affect the performance of our Sub-Accounts. If your trading activities (or those of a third party acting on your behalf) develop into a pattern of excessive trading, we may limit your means for making a transfer to the U.S. mail. We will notify you in writing 30 days before we do this.

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the NAV per share of the mutual fund in which a Suly as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 9, and "How Investment Experience Is Determined," beginning on page 22.

FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account. For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy" at page 16.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. We reserve the right to refuse any transfer to the fixed account if the fixed account's Cash Value comprises more than 30% of the policy's Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions). Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period. An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect. Currently, interest crediting rates are reset at the beginning of each calendar quarter.

MODES TO EFFECT A TRANSFER

To make a transfer request, contact us at the addresses on the first page of this prospectus.

We will consider each request by any means as a single transfer regardless of the number of Sub-Accounts involved. We will employ reasonable procedures to confirm that instructions are genuine, including:

          o requiring forms of personal identification before acting upon instructions;

          o providing you with written confirmation of completed transactions; and/or

          o    tape recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.
--------------------------------------------------------------------------------

TO IRREVOCABLY TRANSFER CASH
VALUE OR EXCHANGE THE POLICY

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's cash value to the fixed account. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy. The new policy may be one of our available flexible premium adjustable life insurance policies. It may not have a greater Death Benefit than that of this policy immediately prior to the exchange date. The request will be subject to our approval. We must receive evidence of insurability that satisfies our underwriting standards. Also, you must pay the associated surrender charge before we will effect the exchange. For more information, see "In Summary: Fee Tables," beginning on page 9. The exchange may have tax consequences. For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 34.

--------------------------------------------------------------------------------

TO TERMINATE OR SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Grace Period," beginning on page 30.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office. We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes. For more information, see "Taxes-Surrender Of The Policy," beginning on page 34.
-------------------------------------------------------------------------------

TO ASSIGN

You may assign any rights under the policy while the Insured is alive. If you make an assignment, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans.
--------------------------------------------------------------------------------

PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The maturity Proceeds will equal the policy's Cash Value minus any indebtedness. After we pay the maturity Proceeds, the policy is terminated.

Prior to the Insured attaining age 100, we may offer to continue the policy to the date of the Insured's death rather than paying the maturity Proceeds. If you accept this offer the policy will be endorsed so that when we accept the endorsement at our Home Office:

>no additional Premium payments will be allowed;

>no changes to the amount of the Specified Amount will be allowed;

>if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1 (For more information, see "Death Benefit Options," beginning on page 25.

>the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

>100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;

>the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option One or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

>the Maturity Date will not be extended where the policy will fail the definition of life insurance.
--------------------------------------------------------------------------------

REPORTS AND ILLUSTRATIONS

We will send you transaction confirmations. We will also send you semi-annual and annual reports that show:

>the specified coverage amount           >the current Cash Value
>Premiums paid                           >the Cash Surrender Value
>all charges since the last report       >outstanding policy indebtedness

We will send reports to the address you provide on the application, or to another you may specify. At any time, you may ask for a projection of illustrative future benefits and values under the policy.

At any time, you may ask for a projection of illustrative future benefits and values under the policy
--------------------------------------------------------------------------------

ERRORS OR MISSTATEMENTS

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured's death by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death.

We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
--------------------------------------------------------------------------------

INCONTESTABILITY

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

--------------------------------------------------------------------------------

IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

--------------------------------------------------------------------------------
                                     RIDERS
--------------------------------------------------------------------------------

Riders are available for you to design the policy to meet your specific needs. You may elect one or both of them. However, once the policy is In Force, we may require further evidence of insurability to add a rider. Availability varies by state. You will incur an additional charge for most of them.

--------------------------------------------------------------------------------

CHANGE OF INSURED RIDER

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this rider, but we base future policy charges on the characteristics of the new Insured.
--------------------------------------------------------------------------------

ADDITIONAL (insurance)
PROTECTION RIDER

Supplemental life insurance on the Insured. The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured's death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen. For more information, see "Death Benefit Options" on page 25.

The rider's cost is determined by multiplying a monthly cost of insurance by the rider's Death Benefit amount. For more information, see "In Summary: Fee Tables" on page 9. You may renew coverage annually until the policy Maturity Date.

Certain terms and conditions apply to the Rider including that two years after the Rider's effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough premium to cover the cost of insurance for the Rider. Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider's Death Benefit. If the age of the Insured is misstated or erroneous, we will adjust the Rider's Death Benefit to reflect the true age.
--------------------------------------------------------------------------------
                                    PREMIUM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.
--------------------------------------------------------------------------------

INITIAL PREMIUM

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within a reasonable period of time.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50 per policy.

--------------------------------------------------------------------------------

SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

>We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount at Risk. Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner. The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right. If we do not exercise our right to refuse a premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent premium payments which increase our Net Amount at Risk.

>We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and

>We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes. We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50 per policy.

--------------------------------------------------------------------------------
                                     CHARGES
--------------------------------------------------------------------------------

We make charges and deductions under the policy. These charges and deductions compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Other than for the mortality and expense risk, they will be charged proportionately to the Cash Values of each Sub-Account portfolio and the fixed account.

Sub-Account portfolio charges are deducted from, and expenses are paid out of, the assets of the Sub-Account portfolios that are described in the prospectuses for the Sub-Account portfolios.

The following repeats or adds to information provided in the Transaction Fees and Periodic Charges Other Than Mutual Fund Operating Expenses tables. For more information, see "In Summary: Fee Tables," beginning on page 9, as well as the policy, riders and endorsements, for information on charges.

--------------------------------------------------------------------------------

PREMIUM LOAD (CHARGE)

This charge partially recoups acquisition expenses, including premium taxes. After this charge is deducted , the remaining premium is invested in the investment options you elect.
--------------------------------------------------------------------------------

PARTIAL SURRENDER FEE

This charge compensates us for the administrative costs in calculating and generating the surrender amount.
--------------------------------------------------------------------------------
COST OF INSURANCE

This charge compensates us for providing insurance protection under the policy.

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount.

The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings. The current cost of insurance charges are based on future expectations for factors such as: mortality; investment earnings; persistency; expenses; and taxes. Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase.

Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.
--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK

This charge compensates us for assuming risks associated with mortality and expense costs. T

The mortality risk is that the Insured does not live as long as expected.

The expense risk is that the costs of issuing and administering the policy are more than expected.

The charge is guaranteed not to exceed a stipulated maximum. We may realize a profit from this charge. For more information, see "In Summary: Fee Tables," beginning on page 9.
--------------------------------------------------------------------------------
ADMINISTRATIVE

This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.
--------------------------------------------------------------------------------

ADDITIONAL PROTECTION RIDER

This charge compensates us for providing supplemental life insurance on the Insured.

We will determine this charge by multiplying the current Rider cost of insurance rate by the Net Amount at Risk for the Rider portion f the Specified Amount.

Periodically, we will reevaluate the current Rider cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class. Any changes in these expectations may result in increased cost of insurance charges for the Rider.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION
--------------------------------------------------------------------------------

You may allocate all or a portion of the Premium you pay to any Sub-Account. The separate account is divided into Sub-Accounts that invest in shares of one or more portfolios of the different mutual funds available under the policy.

We maintain assets equal to the reserves and other liabilities of the separate account. We will not charge the separate account's assets with the liabilities that may arise from any other business we conduct. We may transfer to our general account assets that exceed the reserves and liabilities of the separate account. These excess amounts are our profits.

Or you may allocate all or a portion of the Premium to the fixed investment option that is funded by the assets of our general account.
---------------------------------
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS

The separate account invests in shares of the available Sub-Account portfolios. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.

Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio.

--------------------------------------------------------------------------------

THE FIXED INVESTMENT OPTION

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.


We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of at least no less than the stated interest crediting rate on the policy data page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set. Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

--------------------------------------------------------------------------------
ALLOCATION OF NET PREMIUM AND
CASH VALUE

We allocate your Net Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Net Premium payments in whole percentages. The sum of allocations must equal 100%. If you do not specify an allocation, we will allocate 100% to the GVIT Gartmore GVIT Money Market Fund:
Class V.
--------------------------------------------------------------------------------

WHEN SUB-ACCOUNT UNITS ARE
VALUED

Premiums you allocate to a Sub-Account on the application are allocated to the GVIT Gartmore GVIT Money Market Fund: Class V during the period in which you may cancel the policy. Your state may require us to allocate Premiums paid during this period to the fixed account. Alternatively, your state may permit you to allocate Premiums paid during this period to the fixed account or the GVIT Gartmore GVIT Money Market Fund: Class V.

At the expiration of this period, we use the Net Premiums to purchase shares of mutual funds that correspond to the Sub-Account portfolios you have specified. We then convert those shares into Unit values for purposes of determining the value of your interest in the Sub-Account(s).

Generally, we will price Sub-Account Units on any day the New York Stock Exchange is open.

Besides when the New York Stock Exchange is closed, we will not price Sub-Account Units on these recognized holidays.

     >New Year's Day            >Independence Day
     >Martin Luther King,       >Labor Day
       Jr. Day
                                >Thanksgiving
     >Presidents' Day           >Christmas
     >Good Friday               >Memorial Day

In addition, we will not price Sub-Account Units if:

>trading on the New York Stock Exchange is restricted;

>an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

>the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. If we are closed on days when the New York Stock Exchange is open, you will be unable to effect transactions. Any orders placed when we are closed and the New York Stock Exchange is open will be processed on and as of the next business day both the New York Stock Exchange and we are open.

--------------------------------------------------------------------------------

HOW INVESTMENT EXPERIENCE IS
DETERMINED

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

(a) is the sum of:

     >the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period after taxes or tax credits; and

     >the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

(c) is a charge for Mortality and Expense Risk.

--------------------------------------------------------------------------------

CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. The Cash Value will vary depending on where you allocate your Net Premium. Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts. Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you..

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the policy data page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging. A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. With dollar cost averaging, you may also have Premium transferred from the GVIT Gartmore GVIT Money Market Fund:
Class V.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

--------------------------------------------------------------------------------
                               THE DEATH BENEFIT
--------------------------------------------------------------------------------

CALCULATION OF THE DEATH
BENEFIT PROCEEDS

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit may vary with the Cash Value of the policy, which depends on investment performance. You may choose one of three Death Benefit options. Not all Death Benefit options are available in all states. If you do not elect a Death Benefit, the policy's Death Benefit will be Option One.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit. Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000. We may increase the maximum Death Benefit at our sole discretion

We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured. If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000. If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution. The accumulated Premium account will not become less that zero because of a pre-death distribution.

The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code. In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated. We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded. Taxes arising from the pre-death distribution, if any, are your responsibility. We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

DEATH BENEFIT OPTIONS

There are the three Death Benefit options under the policy. You may choose one.

Each has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under
Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

>the cash value accumulation test; or

>the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, gender and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline premium/cash value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the guideline Premium/Cash Value corridor test.

If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

OPTION ONE

The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

OPTION TWO

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

OPTION THREE

The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.

The Death Benefit will be reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders. Policies to which an additional surrender payment applies at the time the Death Benefit Proceeds become payable may also receive an amount in addition to the Death Benefit Proceeds. This additional amount will be based on the amount of additional surrender payment in effect at the time the Death Benefit Proceeds become payable.

CHANGES IN THE DEATH BENEFIT
OPTION

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. You may not change from or to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change. Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

--------------------------------------------------------------------------------
SURRENDERS
--------------------------------------------------------------------------------

FULL SURRENDER

You may surrender the policy for the Cash Surrender Value any time while the Insured is living. The surrender will be effective as of the date we receive the policy and a signed, written request for cancellation. We may require additional documentation of a customary nature.

Normally, we will pay the surrender Proceeds within thirty days after we receive your written request at our Home Office. We reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.

After we receive all the required documents, we calculate the policy's Cash Surrender Value. To calculate the Cash Surrender Value, we start with policy's

Cash Value, which is the sum of the value of the policy's Sub-Account Units, the policy's interest in the fixed account, and the policy's loan account. We use the next Unit values that we calculate after receiving all the documents necessary to surrender the policy. Because the Cash Value is the starting point for the calculation, the Cash Surrender Value increases or decreases daily. This fluctuation reflects the Investment Experience of the separate account and the daily crediting of interest in the fixed account and the policy loan account. After determining the Cash Value, we then subtract from the Cash Value any outstanding policy loans and interest on outstanding policy loans due on that date. The result is the Cash Surrender Value.

OTHER AMOUNTS PAID AT SURRENDER

For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy's Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue. We will inform you of your the availability of this arrangement at the time you apply for the policy. This payment will not be made from the policy, but is a separate obligation of Nationwide. This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy. The amount, duration, and availability of additional payments may vary based on a number of factors, including: o the number of Insureds; o the nature of the relationship among individual Insureds; o the purpose for which the policies are being purchased; o the expected persistency of the policies; and o any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy's Cash Surrender Value from our general account. WE URGE YOU TO CONSULT WITH YOUR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

PARTIAL SURRENDER

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus. We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

>the minimum partial surrender is $500;

>a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the policy data page;

>the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

>after the partial surrender, the policy continues to qualify as life insurance.

Partial surrenders in excess of a preferred partial surrender may incur a partial surrender charge. Also, partial surrenders may result in a decrease in the policy's Specified Amount. For more information, see, "Partial Surrender" on page 27 and the section immediately following, "Reduction Of Specified Amount On A Partial Surrender."

REDUCTION OF SPECIFIED AMOUNT
ON A PARTIAL SURRENDER

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase. Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy's Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders. A preferred partial surrender is a partial surrender that:

>occurs before the 15th policy anniversary; and

>when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

>against the most recent increase in the Specified Amount;

>against the next most recent increases in the Specified Amount in succession;
and

>against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee, we currently deduct none.

Certain partial surrenders may result in currently taxable income and tax penalties.

--------------------------------------------------------------------------------
                               THE PAYOUT OPTIONS
--------------------------------------------------------------------------------


If you so choose, at the time Proceeds become payable, we will issue a settlement contract in exchange for the policy, and make the payments from our general account. The Investment Experience of the separate account will not affect the payments under the settlement contract. You may change the settlement options you select at any time prior to this exchange by making a written request to our Home Office. The effective date of the settlement contract will be the Insured's death if the Proceeds are the Death Benefit. The effective date of the settlement contract will be the date you exchange the policy if the Proceeds are maturity or surrender Proceeds. Neither you nor the beneficiary may assign the settlement option payments. Upon the death of the person we are obligated to pay under the settlement contract, we will pay any remaining amounts due under the terms of the settlement contract to the payee's estate. Settlement option payments are also not subject to the claims of creditors, or to legal process.

You may elect to have the Proceeds of the policy paid to you or the beneficiary in a lump sum amount or by one of the payout options that follow. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. You may choose one or more settlement options so long as at least $2,000 is placed under each option selected and the payment from each option selected is at least $20. Changing the beneficiary of the policy will revoke the settlement options in effect at that time.

Please note that for the remainder of The Payout Options section only, "you" means the person we are obligated to pay.

INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%.

INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us to our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%.


LIFE INCOME WITH PAYMENTS
GUARANTEED

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%.

FIXED INCOME FOR VARYING PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%.

JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon your death.

ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.


--------------------------------------------------------------------------------
POLICY LOANS
--------------------------------------------------------------------------------

LOAN AMOUNT AND INTEREST

The minimum policy loan you may take is $500. You may take no more than the maximum loan value. You may take a policy loan no greater than (1) plus (2) minus (3), where:

       (1)  is 90% of the Sub-Account portfolios;
       (2)  is 100% of the fixed account; and
       (3)  is 10% of the loan account immediately prior to the policy loan.

We guarantee the effective annual interest rate will not exceed 3.75%. Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan. If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.
--------------------------------------------------------------------------------

COLLATERAL

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the policy data page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the policy data page.
--------------------------------------------------------------------------------

EFFECT OF LOANS

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account. Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount. A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.
--------------------------------------------------------------------------------
                                     LAPSE
--------------------------------------------------------------------------------

So long as your policy's Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both. Even if this is not true, the policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.
--------------------------------------------------------------------------------

GRACE PERIOD

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period will begin.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal the lesser of at least 3 times the current monthly deduction. The Grace Period will end 61 days after the day the notice is mailed. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value.

The operation of the policy, including the calculation of Cash Value, Cash Surrender Value and Death Benefits, will be same during the Grace Period as before the Grace Period. If death Proceeds become payable during the Grace

Period, we will pay the death Proceeds to the policy's beneficiaries. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value.

--------------------------------------------------------------------------------

REINSTATEMENT

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

>submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

>providing evidence of insurability satisfactory to us;

>paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

>paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement.

>paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set equal to the lesser of:

>the Cash Value at the end of the Grace Period; or

>the surrender charge for the policy year in which the policy was reinstated.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------

The tax treatment of life insurance policies under the Code is a complex subject. The tax treatment of your policy will depend on your particular circumstances. We urge you to seek competent tax advice regarding the tax treatment of the policy given your situation. The following discussion provides an overview of the Code's provisions relating to certain common transactions involving the policy. It is not and cannot be comprehensive. It cannot replace consulting with a competent tax professional.
--------------------------------------------------------------------------------

TYPES OF TAXES OF WHICH TO BE
AWARE

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax). The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2003, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1 million amount increases to $1.5 million in 2004 and 2005; $2 million in 2006, 2007, and 2008; and $3.5 million in 2009. The federal estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate for 2003, 49%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

--------------------------------------------------------------------------------

BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone, else like the policy owner. Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2003, 49%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011. In addition, if you transfer the policy to someone two or more generations younger than you, the transfer may be subject to the GSTT, with the taxable amount equaling the value of the policy.

--------------------------------- ----------------------------------------------

INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

--------------------------------------------------------------------------------

PERIODIC WITHDRAWALS,
NON-PERIODIC WITHDRAWALS AND
LOANS

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
--------------------------------------------------------------------------------

SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

--------------------------------------------------------------------------------

WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. In this case, we are required to withhold taxes and the recipient cannot elect to receive the entire distribution. The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the income that is distributed. The mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

>the value each year of the life insurance protection provided;

>an amount equal to any employer-paid Premiums; or

>some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

--------------------------------------------------------------------------------

EXCHANGING THE POLICY FOR
ANOTHER LIFE INSURANCE POLICY

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.

--------------------------------- ----------------------------------------------

TAXATION OF DEATH BENEFITS

Federal Income Tax. The death Proceeds payable under a policy generally are excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred for valuable consideration, then a portion of the death Proceeds may be includable in the beneficiary's gross income.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death Proceeds and pay them directly to the IRS as the GSTT liability.

--------------------------------------------------------------------------------

SPECIAL CONSIDERATIONS FOR
CORPORATIONS

Section 264 of the Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the Death Benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. These cases are in various stages of the appellate process. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy. Ownership of a policy is reportable to the IRS by both the you and us as a "potentially abusive tax shelter" under any of the following 3 circumstances:

     (1) You are a reporting company under the Securities Exchange Act of 1934, or is related to such a company, and ownership of the Contract is a transaction with a "significant book-tax difference;"

     (2) You have $100 million or more in gross assets (including assets of related business entities), and ownership of the Contract is a transaction with a "significant book-tax difference;" or

You have obtained or has been provided with contractual protection against the possibility that part or all of the intended tax consequences of ownership of the policy will not be sustained.

A "transaction with a significant book-tax difference is any transaction for which the treatment of any item or items for federal income tax purposes differs, or is reasonably expected to differ, from the treatment of the item or items for book purposes in any taxable year by more than $10 million, on a gross basis. Contractual protection against the possibility that part or all of the intended tax consequences of ownership "will not be sustained" includes rescission rights, the right to full or partial refund of fees, fees that are contingent on your realization of tax benefits from the policy, insurance protection with respect to the tax treatment of the policy, or tax indemnification or another similar agreement.

Under new regulations effective in 2003, we may be required to maintain information regarding you if your ownership of the policy would result in a significant book-tax difference, or if you have been provided with contractual protection for the tax consequences of owning the policy. This information is required to be made available to the IRS upon its request. In addition, certain of our advisors and/or your advisors may be required to maintain such records and make them available to the IRS upon request.

--------------------------------------------------------------------------------

TAXES AND THE VALUE OF YOUR
POLICY

A premium load is assessed on each premium payment, and their remainder is invested in accordance with your investment allocations. The premium load partially recovers certain taxes assessed by federal and state taxing authorities. For more information, see "Premium Load (Charge)" at page 20.

For federal income tax purposes, the separate account is not a separate entity from Nationwide Life Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Sub-Account Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon this expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.

--------------------------------------------------------------------------------

TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.
--------------------------------------------------------------------------------
                       NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.
--------------------------------------------------------------------------------
                       NATIONWIDE VLI SEPARATE ACCOUNT-4
--------------------------------------------------------------------------------

ORGANIZATION, REGISTRATION AND
OPERATION

Nationwide VLI Separate Account-4 is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at Net Asset Value. Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and our other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.
--------------------------------------------------------------------------------

ADDITION, DELETION, OR
SUBSTITUTION OF MUTUAL FUNDS


Where permitted by applicable law, we reserve the right to:


>remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you at our discretion;

>substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund at our discretion;

>substitute or close Sub-Accounts to allocations, at any time at our discretion;

>transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

>combine the separate account with other separate accounts, and/or create new separate accounts;

>deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

>modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

The portfolios that sell their shares to the Sub-Accounts pursuant to participation agreements also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. We will not make any such changes without receiving necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

--------------------------------------------------------------------------------

VOTING RIGHTS

Unless there is a change in existing law, on all matters submitted to shareholders we will vote only as you instruct with respect to our portfolio shares that are attributable to your allocations in a Sub-Account.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.
--------------------------------------------------------------------------------
                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE
COMPANY
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide Life Insurance Company to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. The Company intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

NATIONWIDE INVESTMENT SERVICES
CORPORATION

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.
--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Statement of Additional Information contains financial statements for Nationwide Life Insurance Company and of Nationwide VL Separate Account - 4. You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                                               APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------

ATTAINED AGE - The Insured's Issue Age plus the number of full years since the
     Policy Date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CASH SURRENDER VALUE - The policy's Cash Value minus the amount of any loans and minus any outstanding charges.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CASH VALUE - The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy's investment options.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CODE - The Internal Revenue Code of 1986, as amended.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GRACE PERIOD - The period in which the Policy is In Force even though a Premium payment is past due.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus,
     Ohio 43215.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

IN FORCE - The insurance coverage is in effect.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT EXPERIENCE - The rate of return or performance for investment options.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LAPSE - The policy terminates without value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MATURITY DATE - The policy anniversary on or next following the Insured's 100th birthday.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET AMOUNT AT RISK - The policy's base (non-rider) Death Benefit minus the policy's Cash Value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET ASSET VALUE (NAV) - The price each share of a mutual fund in which a Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLICY DATE - The date the policy takes effect as shown on the policy data page.
     Policy years and months are measured from this date.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PREMIUM - The amount of money you pay to begin and continue the policy.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

RIDER - An optional benefit you may purchase under the policy.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEC  - The Securities and Exchange Commission.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SPECIFIED AMOUNT - The dollar amount of insurance the owner selects. The
     Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider. This amount is used in determining the Death Benefit we will pay the beneficiary.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SUB-ACCOUNTS - The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UNIT - Determines the variable investment part of your policy's Cash Value. It represents your interest in the Sub-Accounts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

US,  WE, OUR or the COMPANY - Nationwide Life Insurance Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YOU, YOUR or the POLICY OWNER OR OWNER - the person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       APPENDIX B: SUB-ACCOUNT PORTFOLIOS
--------------------------------------------------------------------------------

THE SUB-ACCOUNT PORTFOLIOS LISTED BELOW ARE DESIGNED PRIMARILY AS INVESTMENTS FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES ISSUED BY INSURANCE COMPANIES. THERE IS NO GUARANTEE THAT THE INVESTMENT OBJECTIVES WILL BE MET. TOTAL SUB-ACCOUNT PORTFOLIO ANNUAL OPERATING EXPENSES ARE EXPENSES THAT ARE DEDUCTED FROM UNDERLYING MUTUAL FUND ASSETS, INCLUDING MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES, AND OTHER EXPENSES.


PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND FOR MORE DETAILED INFORMATION.

To Be Added By 485(b).

OUTSIDE BACK COVER PAGE

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-866-221-1100 (TDD:
1-800-238-3035) or write to us at Nationwide Life Insurance Company, One Nationwide Plaza, RR1-04-D4, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-8301.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                                  (REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                         One Nationwide Plaza, RR1-04-D4
                             Columbus, OH 43215-2220
                                 1-800-547-7548
                               TDD: 1-800-238-3035

                       STATEMENT OF ADDITIONAL INFORMATION

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2003 and the prospectuses for the variable investment options available under the policy. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2003.

                                TABLE OF CONTENTS

NATIONWIDE LIFE INSURANCE COMPANY

NATIONWIDE VLI SEPARATE ACCOUNT-4

NATIONWIDE INVESTMENT SERVICES CORPORATION

SERVICES

UNDERWRITING PROCEDURE

FINANCIAL STATEMENTS

ILLUSTRATIONS

ADVERTISING

PERFORMANCE DATA

TAX DEFINITION OF LIFE INSURANCE

NATIONWIDE LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. All of our common stock is owned by Nationwide Life Insurance Company. All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.

NATIONWIDE VLI SEPARATE ACCOUNT-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on May 21, 1998 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215. NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").


We have not paid underwriting commissions to NISC.

For policies issued after September 9, 2002, first year commission payments made by Nationwide on the sale of these policies with recurring annual Premiums as distributed by NISC will not exceed 78% of target Premium plus 2.5% of any excess Premium payments in year one. Commission payments will not exceed 22% of target Premium plus 2.5% on the excess Premium in years two through five. Commission payments will not exceed 8.0% of Premium in years six through ten. There are no commissions for years eleven and beyond. For single Premium modified endowment contracts, first year commission payments will not exceed 55% of target Premium plus 5.0% of any excess Premium payments in year one. Expense allowances may be available. Asset based commissions of no more than 0.20% on non-loaned Cash Values for years after the first policy year may be available.

For policies issued before September 9, 2002, first year commission payments we make on the sale of these policies distributed by NISC will not exceed 55% of target Premium plus 5.0% of any excess Premium payments in year one and 25% of target Premium plus 5% on the excess Premium in years two through four. Gross renewal commissions we pay at the beginning of policy year five and beyond will not exceed greater of 5% of target Premium plus 5% on the excess Premium or an annual effective rate of 0.20%, paid quarterly, of the Cash Value as of the end of the prior quarter. For single Premium modified endowment contracts issued on or after May 1, 1999, gross renewal commissions paid at the beginning of policy year two and beyond will not exceed an annual rate of 0.20%, paid quarterly, of the Cash Value as of the end of the prior quarter. Expense allowances may be available.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish and provide for an annual fee based on the average aggregate net assets of the variable account (and our affiliate life insurance company subsidiaries' other separate accounts) invested in particular mutual funds. These fees in no way affect the Net Asset Value of the mutual funds or fees paid by the policy owner.

UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VL Separate Account-4. The policy's cost of insurance depends upon the Insured's issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

If there is an increase in the Specified Amount, the cost of insurance charges for the increased amount will reflect the duration since the increase, rather than the duration since the certificate was originally issued. If Death Benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value will first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it will then be considered a part of the additional increase in Specified Amount resulting from the increase, in the order of the increase.

FINANCIAL STATEMENTS

To Be Added By 485(b).

ILLUSTRATIONS

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and riders requested.

ADVERTISING

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

PERFORMANCE DATA
PERFORMANCE SUMMARY INFORMATION

The following performance tables display historical investment results of the underlying mutual fund Sub-Accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund Sub-Accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund Sub-Accounts are not guaranteed and will fluctuate so that a policy owner's Units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

                             To Be Added By 485(b).

The preceding table displays three types of total return. Simply stated, total return shows the percent change in Unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in Unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE. FUND PERFORMANCE WOULD BE LOWER THAN THAT REFLECTED IN THE PERFORMANCE TABLE IF THESE CHARGES WERE INCLUDED.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as Sub-Accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as Sub-Accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

MONEY MARKET RETURNS

Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I or Class V, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT Gartmore GVIT Money Market Fund: Class I or Class V's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I or Class V. The GVIT Gartmore GVIT Money Market
Fund: Class I or Class V's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT Gartmore GVIT Money Market
Fund: Class I or Class V determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund: Class I or Class V is not guaranteed or Insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

   GUIDELINE PREMIUM/CASH VALUE CORRIDOR
         TEST TABLE OF APPLICABLE
         PERCENTAGES OF CASH VALUE

-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------
-----------------------------------------
       0-40                 250%
-----------------------------------------
-----------------------------------------
         41                 243%
-----------------------------------------
-----------------------------------------
         42                 236%
-----------------------------------------
-----------------------------------------
         43                 229%
-----------------------------------------
-----------------------------------------
         44                 222%
-----------------------------------------
-----------------------------------------
         45                 215%
-----------------------------------------
-----------------------------------------
         46                 209%
-----------------------------------------
-----------------------------------------
         47                 203%
-----------------------------------------
-----------------------------------------
         48                 197%
-----------------------------------------
-----------------------------------------
         49                 191%
-----------------------------------------
-----------------------------------------
         50                 185%
-----------------------------------------
-----------------------------------------
         51                 178%
-----------------------------------------
-----------------------------------------
         52                 171%
-----------------------------------------
-----------------------------------------
         53                 164%
-----------------------------------------
-----------------------------------------
         54                 157%
-----------------------------------------
-----------------------------------------
         55                 150%
-----------------------------------------
-----------------------------------------
         56                 146%
-----------------------------------------
-----------------------------------------
         57                 142%
-----------------------------------------
-----------------------------------------
         58                 138%
-----------------------------------------
-----------------------------------------
         59                 134%
-----------------------------------------
-----------------------------------------
         60                 130%
-----------------------------------------
-----------------------------------------
         61                 128%
-----------------------------------------
-----------------------------------------
         62                 126%
-----------------------------------------
-----------------------------------------
         63                 124%
-----------------------------------------
-----------------------------------------
         64                 122%
-----------------------------------------
-----------------------------------------
         65                 120%
-----------------------------------------
-----------------------------------------
         66                 119%
-----------------------------------------
-----------------------------------------
         67                 118%
-----------------------------------------
-----------------------------------------
         68                 117%
-----------------------------------------
-----------------------------------------
         69                 116%
-----------------------------------------
-----------------------------------------
         70                 115%
-----------------------------------------
-----------------------------------------
         71                 113%
-----------------------------------------
-----------------------------------------
         72                 111%
-----------------------------------------
-----------------------------------------
         73                 109%
-----------------------------------------
-----------------------------------------
         74                 107%
-----------------------------------------
-----------------------------------------
         75                 105%
-----------------------------------------
-----------------------------------------
         76                 105%
-----------------------------------------
-----------------------------------------
         77                 105%
-----------------------------------------
-----------------------------------------
         78                 105%
-----------------------------------------
-----------------------------------------
         79                 105%
-----------------------------------------
-----------------------------------------
         80                 105%
-----------------------------------------
-----------------------------------------
         81                 105%
-----------------------------------------
-----------------------------------------
         82                 105%
-----------------------------------------
-----------------------------------------
         83                 105%
-----------------------------------------
-----------------------------------------
         84                 105%
-----------------------------------------
-----------------------------------------
         85                 105%
-----------------------------------------
-----------------------------------------
         86                 105%
-----------------------------------------
-----------------------------------------
         87                 105%
-----------------------------------------
-----------------------------------------
         88                 105%
-----------------------------------------
-----------------------------------------
         89                 105%
-----------------------------------------
-----------------------------------------
         90                 105%
-----------------------------------------
-----------------------------------------
         91                 104%
-----------------------------------------
-----------------------------------------
         92                 103%
-----------------------------------------
-----------------------------------------
         93                 102%
-----------------------------------------
-----------------------------------------
         94                 101%
-----------------------------------------
-----------------------------------------
         95                 101%
-----------------------------------------
-----------------------------------------
         96                 101%
-----------------------------------------
-----------------------------------------
         97                 101%
-----------------------------------------
-----------------------------------------
         98                 101%
-----------------------------------------
-----------------------------------------
         99                 101%
-----------------------------------------
-----------------------------------------
        100                 100%
-----------------------------------------

                          Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the ages,, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         1                  302%
----------------------------------------
----------------------------------------
         2                  290%
----------------------------------------
----------------------------------------
         3                  279%
----------------------------------------
----------------------------------------
         4                  269%
----------------------------------------
----------------------------------------
         5                  259%
----------------------------------------
----------------------------------------
         6                  249%
----------------------------------------
----------------------------------------
         7                  240%
----------------------------------------
----------------------------------------
         8                  231%
----------------------------------------
----------------------------------------
         9                  223%
----------------------------------------
----------------------------------------
         10                 215%
----------------------------------------
----------------------------------------
         11                 207%
----------------------------------------
----------------------------------------
         12                 200%
----------------------------------------
----------------------------------------
         13                 193%
----------------------------------------
----------------------------------------
         14                 186%
----------------------------------------
----------------------------------------
         15                 180%
----------------------------------------
----------------------------------------
         16                 174%
----------------------------------------
----------------------------------------
         17                 169%
----------------------------------------
----------------------------------------
         18                 164%
----------------------------------------
----------------------------------------
         19                 159%
----------------------------------------
----------------------------------------
         20                 154%
----------------------------------------
----------------------------------------
         21                 150%
----------------------------------------
----------------------------------------
         22                 146%
----------------------------------------
----------------------------------------
         23                 142%
----------------------------------------
----------------------------------------
         24                 139%
----------------------------------------
----------------------------------------
         25                 136%
----------------------------------------
----------------------------------------
         26                 133%
----------------------------------------
----------------------------------------
         27                 130%
----------------------------------------
----------------------------------------
         28                 127%
----------------------------------------
----------------------------------------
         29                 125%
----------------------------------------
----------------------------------------
         30                 123%
----------------------------------------
----------------------------------------
         31                 121%
----------------------------------------
----------------------------------------
         32                 119%
----------------------------------------
----------------------------------------
         33                 118%
----------------------------------------
----------------------------------------
         34                 116%
----------------------------------------
----------------------------------------
         35                 115%
----------------------------------------
----------------------------------------
         36                 113%
----------------------------------------
----------------------------------------
         37                 112%
----------------------------------------
----------------------------------------
         38                 111%
----------------------------------------
----------------------------------------
         39                 110%
----------------------------------------
----------------------------------------
         40                 108%
----------------------------------------
----------------------------------------
         41                 107%
----------------------------------------
----------------------------------------
         42                 106%
----------------------------------------
----------------------------------------
         43                 104%
----------------------------------------
----------------------------------------
         44                 103%
----------------------------------------
----------------------------------------
         45                 102%
----------------------------------------

         FINANCIAL STATEMENTS FOR NATIONWIDE LIFE INSURANCE COMPANY AND
                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                             To Be Added By 485(b).

PART C. OTHER INFORMATION

Item 27. Exhibits

(a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(b)  Not Applicable

(c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the Registration Statement (333-59517) and hereby incorporated by reference.

(d) The form of the contract - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(e) The form of the contract application - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(g) Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

(h) Form of Participation Agreements - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

(i)  Not Applicable

(j)  Not Applicable

(k) Opinion of Counsel - Filed previously with Pre-Effective Amendment No. 1 to the Registration Statement (333-59517) and hereby incorporated by reference.

(l)  Not Applicable

(m)  Not Applicable

(n)  Independent Auditors' Consent - To Be Filed Via 485(b).

(o)  Not Applicable

(p)  Not Applicable

(q) Redeemability Exemption Procedures - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

Item 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         W.G. Jurgensen, Director, Chairman of the Board and Chief Executive
                Officer
         Joseph J. Gasper, Director, President and Chief Operating Officer Richard D. Headley, Executive Vice President
         Donna A. James, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Robert A. Rosholt, Executive Vice President-Finance and Investments John R. Cook, Jr., Senior Vice President-Chief Communications Officer David A. Diamond, Senior Vice President-Corporate Strategy
         Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
                Financial
         Patricia R. Hatler, Senior Vice President, General Counsel and
                Secretary
         David K. Hollingsworth, Senior Vice President-President-Nationwide
                Insurance Sales
         David R. Jahn, Senior Vice President-Product Management
         Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President-Corporate Relations
         Edwin P. McCausland, Jr., Senior Vice President-Chief Investment
                Officer
         Robert H. McNaghten, Senior Vice President-Real Estate Investments Michael D. Miller, Senior Vice President-NI Finance
         Brian W. Nocco, Senior Vice President and Treasurer
         Mark D. Phelan, Senior Vice President-Technology and Operations Kathleen D. Ricord, Senior Vice President-Marketing and Strategy Douglas C. Robinette, Senior Vice President-Claims
         John S. Skubik, Senior Vice President-Consumer Finance
         Mark R. Thresher, Senior Vice President-Chief Financial Officer Richard M. Waggoner, Senior Vice President-Operations
         Susan A. Wolken, Senior Vice President-Product Management and
                Nationwide Financial Marketing
         James G. Brocksmith, Jr., Director
         Henry S. Holloway, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Joseph A. Alutto, Director
         Donald L. McWhorter, Director
         Arden L. Shisler, Director
         Alex Shumate, Director
         Lydia M. Marshall, Director
         David O. Miller, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza
         Columbus, Ohio 43215


Item 29.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                  *Subsidiaries for which separate financial statements are filed
                **Subsidiaries included in the respective consolidated financial statements
              ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
              ****Other subsidiaries

--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company is inactive and formerly
                                                                               registered as an investment advisor.
--------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           This company is registered as a
                                                                               broker-dealer.
--------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                           The company is registered as a
                                                                               broker-dealer and investment advisor.
--------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          Established to grant proper licensing to
  Massachusetts                                                                Provident Mutual Companies in
                                                                               Massachusetts.
--------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                  Established to grant proper licensing to
                                                                               Provident Mutual Companies in Texas.
--------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                  This corporation acts as a holding
                                                                               company.
--------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                  The corporation is a third-party
                                                                               administrator providing record keeping
                                                                               services for 401(k) plans.
--------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The corporation is an investment advisor
                                                                               registered with the Securities and
                                                                               Exchange Commission
--------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                  The corporation is a broker-dealer
                                                                               registered with the National Association
                                                                               of Securities Dealers, a self-regulatory
                                                                               body of the Securities and Exchange
                                                                               Commission
--------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                   The corporation is an insurance agency
                                                                               marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                               The corporation is an insurance agency
                                                                               marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                         The corporation is in the business of
                                        Islands                                reinsurance of mortgage guaranty risks.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   This corporation is a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The corporation provides general printing
                                                                               services to its affiliated companies as
                                                                               well as to unaffiliated companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The corporation acts as a general agent
                                                                               and surplus lines broker for property and
                                                                               casualty insurance products.
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 ALLIED Group Insurance Marketing       Iowa                                   The corporation engages in the direct
 Company                                                                       marketing of property and casualty
                                                                               insurance products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The corporation is a property and
                                                                               casualty insurance holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The corporation underwrites general
  Insurance Company                                                            property and casualty insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The corporation acts as a managing
                                                                               general agent to place personal and
                                                                               commercial automobile insurance with
                                                                               CCMIC for the independent agency
                                                                               companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The corporation engages in promoting,
                                                                               extending, and strengthening cooperative
                                                                               insurance organizations throughout the
                                                                               world.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                   The corporation underwrites general
                                                                               property and casualty insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The corporation is an underwriting
                                                                               manager for ocean cargo and hull
                                                                               insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                      The corporation is a holding company of a
                                                                               group engaged in the management of
                                                                               pension fund assets, unit trusts and
                                                                               other collective investment schemes,
                                                                               investment trusts and portfolios for
                                                                               corporate clients.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         To market insurance products and to carry
                                                                               on business in the fields of life,
                                                                               pension, house, motor, marine, fire,
                                                                               employers' liability, accident and other
                                                                               insurance; to act as insurance brokers
                                                                               and consultants and as agents for
                                                                               effecting insurance and obtaining
                                                                               policies in respect of all and every kind
                                                                               of risk and against death, injury or loss
                                                                               arising out of, or through, or in
                                                                               connection with any accidents and against
                                                                               loss or damage to real or personal
                                                                               property.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The corporation is a small captive
                                                                               insurance brokerage firm serving
                                                                               principally, but not exclusively, the
                                                                               "traditional" agent producers of CalFarm
                                                                               Insurance Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The corporation assists agents and
                                                                               affiliated companies in account
                                                                               completion for marketing CalFarm Products.
--------------------------------------------------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                             The corporation is a California-based
                                                                               multi-line insurance corporation that
                                                                               writes agricultural, commercial, personal
                                                                               and individual health coverages and
                                                                               benefits from the sponsorship of the
                                                                               California Farm Bureau.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                               This company operates as a holding
                                                                               company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                           The company is a convertible bond manager.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The corporation underwrites non-standard
  Company                                                                      automobile and motorcycle insurance and
                                                                               various other commercial liability
                                                                               coverage in Texas.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The corporation is an insurance agency
                                                                               that sells and services commercial
                                                                               insurance.  The corporation also provides
                                                                               loss control and compliance consulting
                                                                               services and audit, compilation, and tax
                                                                               preparation services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the corporation is to
                                                                               create a captive distribution network
                                                                               through which affiliates can sell
                                                                               multi-manager investment products,
                                                                               insurance products and sophisticated
                                                                               estate planning services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                        The corporation is engaged in investment
                                                                               holding.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                             The purpose of this company is to carry
                                                                               out, on its own behalf or on behalf of
                                                                               third parties, any insurance business
                                                                               including coinsurance, reinsurance
                                                                               relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all
                                                                               real estate business and all business
                                                                               relating to movable assets, all financial
                                                                               business, and other business related
                                                                               directly to the company's objectives
                                                                               which would promote or facilitate the
                                                                               realization of the company's objective.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               This is an inactive company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The corporation underwrites general
                                                                               property and casualty insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                 The company participates with other
                                                                               companies related to the registrant's
                                                                               international operations.
--------------------------------------------------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell
                                                                               property and casualty insurance products
                                                                               including, but not limited to, automobile
                                                                               or other vehicle insurance and
                                                                               homeowner's insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  To sell property and casualty insurance
  LLC                                                                          products including, but not limited to,
                                                                               automobile or other vehicle insurance and
                                                                               homeowner's insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             The company places pet insurance business
                                                                               not written by Veterinary Pet Insurance
                                                                               Company outside of California with
                                                                               National Casualty Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The corporation is an insurance agency
                                                                               that places business not written by the
                                                                               Farmland Insurance Companies with other
                                                                               carriers.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance Company     Iowa                                   The corporation provides property and
                                                                               casualty insurance primarily to
                                                                               agricultural businesses.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                        Currently inactive
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The corporation is an insurance agency
  Agency of Alabama, Inc.                                                      marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The corporation is an insurance agency
  Agency of Ohio, Inc.                                                         marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                               The corporation is an insurance agency
  Agency of Oklahoma, Inc.                                                     marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The corporation is an insurance agency
  Agency of Texas, Inc.                                                        marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                               The corporation is a limited
  Corporation                                                                  broker-dealer doing business solely in
                                                                               the financial institutions market.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                The corporation administers the deferred
                                                                               compensation plan for the public
                                                                               employees of the State of Florida.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           This is an inactive company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                        The company is dormant within the meaning
                                                                               of Section 249AA of the Companies Act of
                                                                               1985 (English Law).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                        The company is engaged as a general
                                                                               partner in a limited partnership formed
                                                                               to invest in unlisted securities.
--------------------------------------------------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                        The company is dormant within the meaning
                                                                               of Section 249AA of the Companies Act of
                                                                               1985 (English Law).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                        The company is engaged in investment
                                                                               management and advisory services to
                                                                               business, institutional and private
                                                                               investors.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The corporation is a limited
  Inc.                                                                         broker-dealer.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                               The company acquires and holds interest
                                                                               in a registered investment advisor and
                                                                               provides investment management services..
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment
  International Limited                 Islands                                administration and support.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                        The company is engaged in authorized unit
                                                                               trust management.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                               This company operates as a holding
  Inc.                                                                         company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for
  Trust                                                                        the Gartmore Group and as a registered
                                                                               investment advisor.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                               The company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                               The partnership is engaged in investment
                                                                               management.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                        The company is a general partner in two
  (G.P.) Limited                                                               limited partnerships formed to invest in
                                                                               unlisted securities.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                        The company is engaged in investment
                                                                               management and advisory services to
                                                                               pension funds, unit trusts and other
                                                                               collective investment schemes, investment
                                                                               trusts and portfolios for corporate or
                                                                               other institutional clients.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England & Wales                        The company is an investment holding
                                                                               company and provides services to other
                                                                               companies within the Gartmore Group.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                The company is engaged in marketing
                                                                               support.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                The company is engaged in investment
                                                                               holding.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The corporation provides transfer and
                                                                               dividend disbursing agent services to
                                                                               various mutual fund entities.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                  The company is engaged in the business of
                                                                               investment management.
--------------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The corporation brokers or places book
                                                                               value maintenance agreements (wrap
                                                                               contracts) and guaranteed I contracts
                                                                               (GICs) for collective investment trusts
                                                                               and accounts.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The corporation is an investment advisor
  Inc.                                                                         and stable value money manager.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The corporation is a holding company.
  Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment
                                                                               advisor.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                        The company is dormant within the meaning
                                                                               of Section 249AA of the Companies Act
                                                                               1985 (English Law).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England & Wales                        The company is the trustee of the
                                                                               Gartmore Pension Scheme.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                               The company provides customized
                                                                               solutions, in the form of expert advise
                                                                               and investment management services, to a
                                                                               limited number of institutional
                                                                               investors, through construction of hedge
                                                                               fund and alternative asset portfolios and
                                                                               their integration into the entire asset
                                                                               allocation framework.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment
                                                                               advisor.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                        The company is dormant.
                                        Islands
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England & Wales                        The company is engaged in investment
                                                                               holding and is a partner in Gartmore
                                                                               Global Partners.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The corporation is an Oregon state bank
                                                                               with trust power.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                        The company is a joint partner in
                                                                               Gartmore Global Partners.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                   The company provides services to
                                                                               employers for managing worker's and
                                                                               unemployment compensation matters and
                                                                               employee benefits costs.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of Nevada   Nevada                                 The corporation provides self-insurance
                                                                               administration, claims examining and data
                                                                               processing services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The corporation provides worker's
  York, Inc.                                                                   compensation/self-insured claims
                                                                               administration services to employers with
                                                                               exposure in New York.
--------------------------------------------------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                   The corporation provides medical
                                                                               management and cost containment services
                                                                               to employers.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive  investment
                                                                               holder in Newhouse Special Situations
                                                                               Fund I, LLC for the purpose of allocation
                                                                               of earnings to Gartmore management team
                                                                               as it relates to the ownership and
                                                                               management of Newhouse Special Situations
                                                                               Fund I, LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in
                                                                               numerous states.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The corporation is an insurance agency
                                                                               and provides commercial property and
                                                                               casualty brokerage services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                               The corporation is an insurance agency
  York, Inc.                                                                   marketing life insurance and annuity
                                                                               products through financial institutions.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The corporation acts as general agent to
                                                                               market non-standard automobile and
                                                                               motorcycle insurance for Colonial County
                                                                               Mutual Insurance Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                               This is an open-end diversified
                                                                               investment management company that serves
                                                                               as an investment medium for the variable
                                                                               life policies and variable annuity of
                                                                               NLICA and NLACA.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                           This is an inactive company.
  Company
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The corporation provides third-party
                                                                               administration services for workers
                                                                               compensation, automobile injury and
                                                                               disability claims.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The corporation underwrites various
                                                                               property and casualty coverage, as well
                                                                               as individual  and group accident and
                                                                               health insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This company is currently inactive.
  America, Ltd.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 National Deferred Compensation,
 Inc.                                  Ohio                                    The corporation administers deferred
                                                                               compensation plans for public employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company is engaged in making
  Company                                                                      residential (1-4 family) mortgage loans.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 It is a shell insurer with no active
  Company of America                                                           policies or liabilities.
--------------------------------------------------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing, LLC    Ohio                                   The company invests in affordable
                                                                               multi-family housing projects throughout
                                                                               the U.S.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Agency, Inc.               Ohio                                   The corporation is an insurance agency.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The corporation provides property and
  Company                                                                      casualty insurance primarily to
                                                                               agricultural businesses.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                   The purpose of this company is to develop
                                                                               Nationwide Arena and to engage in related
                                                                               Arena district development activity.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                        This company acts as a holding company.
  Holdings, Ltd.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The corporation underwrites non-standard
                                                                               auto and motorcycle insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This is a holding company that funds/owns
                                                                               commercial mortgage loans for an interim
                                                                               basis, hedges the loans during the
                                                                               ownership period, and then sells the
                                                                               loans as part of a securitization to
                                                                               generate a profit.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management Company    Ohio                                   The corporation buys and sells investment
                                                                               securities of a short-term nature as
                                                                               agent for other corporations,
                                                                               foundations, and insurance company
                                                                               separate accounts.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company hold investments in
  Corporation, LLC                                                             low-income housing funds.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The corporation acts primarily as a
                                                                               holding company for entities affiliated
                                                                               with NMIC and NMFIC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The corporation acts as an administrator
  Company                                                                      of structured settlements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The corporation engages in the business
  Distributors Agency, Inc.                                                    of an insurance agency.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The corporation engages in the business
  Distributors Agency, Inc. of New                                             of an insurance agency.
  Mexico
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The corporation engages in the business
  Distributors Insurance Agency, Inc.                                          of an insurance agency.
  of Massachusetts
--------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services
  (Bermuda) Ltd.                        Bermuda                                The corporation is a long-term insurer
                                                                               that issues variable annuity and variable
                                                                               life products to persons outside the
                                                                               United States and Bermuda.
--------------------------------------------------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and
  Capital Trust                                                                sell certain securities representing
                                                                               individual beneficial interests in the
                                                                               assets of the Trust.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and
  Capital Trust II                                                             sell certain securities representing
                                                                               individual beneficial interests in the
                                                                               assets of the Trust.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                               The corporation acts primarily as a
                                                                               holding company for companies within the
                                                                               Nationwide organization that offer or
                                                                               distribute long-term savings and
                                                                               retirement products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The corporation provides services to
                                                                               Nationwide Global Holdings, Inc. in
                                                                               Poland.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                   The corporation contributes to non-profit
                                                                               activities and projects.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                   The corporation transacts a general
                                                                               insurance business, except life insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for
                                                                               Nationwide Global Holdings, Inc., in its
                                                                               international capitalization efforts.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company is formed to issue shares of
                                                                               mutual funds.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                   The corporation is a holding company for
                                                                               international operations.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                             It serves as an extension of Nationwide
  Luxembourg Branch                                                            Global Holdings, Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company.
  Brazil Participacoes LTDA
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                               The company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                              The corporation is a holding company for
                                                                               Asian operations.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                   The corporation operates as a Health
                                                                               Insurance Corporation (HIC).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                 The purpose of the company is to
                                                                               participate in other companies related to
                                                                               the registrant's international operations.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                   This corporation performs the marketing
  Distributors, Inc.                                                           function for Nationwide Advantage
                                                                               Mortgage Company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company          Ohio                                   Acts as a reinsurer by assuming business
                                                                               from NMIC and other insurers within the
                                                                               Nationwide Insurance organization.
--------------------------------------------------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The corporation is an independent agency
  America                                                                      personal lines underwriter of
                                                                               property/casualty insurance.
--------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of
  Florida                               Ohio                                   The corporation transacts general
                                                                               insurance business except life insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative
  LLC                                                                          services for the product sales and
                                                                               distribution channels of Nationwide
                                                                               Mutual Insurance Company and its
                                                                               affiliated and subsidiary insurance
                                                                               companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The corporation is a special risk, excess
  Underwriters, Inc.                                                           and surplus lines underwriting manager.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               It is a limited broker-dealer company
  Corporation                                                                  doing business in the deferred
                                                                               compensation market and acts as an
                                                                               investment advisor.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The corporation engages in underwriting
  Insurance Company                                                            life insurance and granting, purchasing,
                                                                               and disposing of annuities.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company insures against personal
  of America                                                                   injury, disablement or death resulting
                                                                               from traveling or general accidents and
                                                                               against disablement resulting from
                                                                               sickness and every insurance appertaining
                                                                               thereto.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance Company,    Thailand                               The company acts as a holding company.
  Ltd.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Pennsylvania                           The company insures against personal
  of America                                                                   injury, disablement or death resulting
                                                                               from traveling or general accidents and
                                                                               against disablement resulting from
                                                                               sickness and every insurance appertaining
                                                                               thereto.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal
  of Delaware                                                                  injury, disablement or death resulting
                                                                               from traveling or general accidents and
                                                                               against disablement resulting from
                                                                               sickness and every insurance appertaining
                                                                               thereto.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Ohio                                   This corporation provides individual
                                                                               life, group life and health insurance,
                                                                               fixed and variable annuity products, and
                                                                               other life insurance products.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The corporation markets commercial
                                                                               property insurance in Texas.
--------------------------------------------------------------------------------------------------------------------------

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
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

--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System, Inc.    Ohio                                   The corporation offers a preferred
                                                                               provider organization and other related
                                                                               products and services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                 To operate as a licensed insurance
  S.A.                                                                         company in the categories of life and
                                                                               unrestricted private pension plans in
                                                                               Brazil.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                   The corporation acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general
  Company                                                                      insurance and reinsurance business,
                                                                               except life insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance Company   Ohio                                   The company engages in general insurance
                                                                               and reinsurance business, except life
                                                                               insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of
                                                                               developing, owning and operating real
                                                                               estate and real estate investments.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The corporation engages in a general
  Insurance Company                                                            insurance business, except life insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               This is an inactive company.
  Inc (fka Providentmutual
  Distributors, Inc.)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           This is a holding company for
  Company (fka -Provident Mutual                                               non-insurance subsidiaries.
  Holding Company)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                   The company is engaged in the business of
                                                                               developing, owning and operating real
                                                                               estate investments.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                   The corporation is an insurance agency
  Services, Inc.                                                               providing individual and group life,
                                                                               disability and health insurance and
                                                                               marketing retirement plan administration
                                                                               and investments.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The corporation markets and administers
  Inc.                                                                         deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The corporation provides retirement
  Inc. of Alabama                                                              products, marketing/education and
                                                                               administration to public employees and
                                                                               educators.
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The corporation markets and administers
  Inc. of Arizona.                                                             deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The corporation markets and administers
  Inc. of Arkansas                                                             deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The corporation markets and administers
  Inc. of Montana                                                              deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The corporation markets and administers
  Inc. of Nevada                                                               deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The corporation markets and administers
  Inc. of New Mexico                                                           deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The corporation provides retirement
  Inc. of Ohio                                                                 products, marketing/education and
                                                                               administration to public employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The corporation markets and administers
  Inc. of Oklahoma                                                             deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The corporation markets and administers
  Inc. of South Dakota                                                         deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The corporation markets and administers
  Inc. of Texas                                                                deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The corporation markets and administers
  Inc. of Wyoming                                                              deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The corporation markets and administers
  Insurance Agency, Inc.                                                       deferred compensation plans for public
                                                                               employees.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                   The corporation is a registered
                                                                               broker-dealer and provides investment
                                                                               management and administrative services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                   The company performs shared services
                                                                               functions for the Nationwide organization.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                 The corporation provides services to
                                                                               Nationwide Global Holdings, Inc. in
                                                                               Poland.
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                   The company acts as a private equity fund
  Fund, LLC                                                                    investing in companies for investment
                                                                               purposes and to create strategic
                                                                               opportunities for Nationwide.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The corporation is authorized to engage
  na Zycie S.A.                                                                in the business of life insurance and
                                                                               pension products in Poland.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                This is a federal savings bank chartered
                                                                               by the Office of Thrift Supervision in
                                                                               the United States Department of the
                                                                               Treasury to exercise custody and
                                                                               fiduciary powers.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                        The company acts as a holding company.
  Holdings, Ltd.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                        The company acts as a holding company.
  Ltd.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                               The company invests in financial services
                                                                               companies that specialize in e-commerce
                                                                               and promote distribution of financial
                                                                               services.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                               The company plans to own and manage
  LLC                                                                          contributed securities and to achieve
                                                                               long - term capital appreciation from the
                                                                               contributed securities and through
                                                                               investments in a portfolio of other
                                                                               equity investments in financial service
                                                                               by the Company to be undervalued.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The corporation acts primarily as a
                                                                               holding company for Nationwide Financial
                                                                               Services, Inc. distribution companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                The corporation buys and sells investment
  (new company Jul 02)                                                         securities for its own account in order
                                                                               to enhance the investment returns of its
                                                                               affiliates.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                             The company acts primarily as a holding
                                                                               company for Nationwide Global Holdings,
                                                                               Inc. European operations.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                            The company acts as a holding company for
                                                                               other Nationwide overseas companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                         The company functions as a support
                                                                               company for other Nationwide overseas
                                                                               companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                               The company acts as a registered
                                                                               investment advisor.
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                             This Luxembourg-based life insurance
                                                                               company provides individual life
                                                                               insurance primarily in the United
                                                                               Kingdom, Belgium and France.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The corporation provides pension plan
                                                                               administration and record keeping
                                                                               services and pension plan compensation
                                                                               consulting.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               This is a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This corporation is an insurance agency.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner
                                                                               in certain real estate limited
                                                                               partnerships invested in by NLICA.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               This is a holding company.
--------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                The company will write first dollar
                                                                               insurance policies in the following lines
                                                                               of insurance: workers compensation,
                                                                               general liability and automobile
                                                                               liability for its affiliates in the
                                                                               United States.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           This is an inactive company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                  The corporation is an insurance agency
                                                                               licensed with the Texas Department of
                                                                               Insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               This company is an investment advisor and
                                                                               a broker/dealer.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  RP&C International                    Ohio                                   The company is an investment banking
                                                                               firm, which provides specialist advisory
                                                                               services and innovative financial
                                                                               solutions to public and private companies
                                                                               internationally.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                               This company acts as a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The corporation engages in a general
                                                                               insurance business, except life insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The corporation primarily provides excess
                                                                               and surplus lines of property and
                                                                               casualty insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The corporation provides excess and
  Company                                                                      surplus lines coverage on a non-admitted
                                                                               basis.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                               The company once used to customize and
                                                                               sell IMACS, NLICA (fka Provident Mutual
                                                                               Life Insurance) direct response
                                                                               administration system.
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY OF       NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services Corporation    California                             The corporation markets and administers
                                                                               executive benefit plans.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                             The company acts as a real property
                                                                               holding company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                             This company provides pet insurance.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                             This corporation acts as a holding
                                                                               company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                               The purpose of the company is to provide
                                                                               brokerage services for block mutual fund
                                                                               trading for both affiliated and
                                                                               non-affiliated investment advisors and
                                                                               perform block mutual fund trading
                                                                               directly with fund companies.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet
                                                                               registry service for holders of
                                                                               Veterinary Pet Insurance policies,
                                                                               including pet indemnification and lost
                                                                               pet recovery program.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           This company provided administrative
  Services, Inc.                                                               services to NLACA.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                The corporation underwrites excess and
                                                                               surplus lines of property and casualty
                                                                               insurance.
--------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2002

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2002

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE HOLDING SA (NHSA) |
|   |Shares                         |   |   |                               |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |        Shares                 |
    |                               |   |   |        ------                 |
    |SIAM-48.98%                    |   |   |NGH                            |
    ---------------------------------   |   | BRASIL 42,900,999             |
                                        |   |LUX SA  1                      |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   DINAMICA PARTICIPACOES SA   |
    |Common Stock:  1,300,000 Shares|   |   |           (DPSA)              |
    |------------                   |___|   |                               |
    |                               |       |        Shares                 |
    |                               |       |        ------                 |
    |LUX SA-100%                    |       |NHSA    132,522,386            |
    |LUF                            |       |NGH                            |
    ---------------------------------       | BRASIL 1                      |
                  |                         ---------------------------------
                  |                                         |
    ---------------------------------       ---------------------------------
    |      VERTBOIS, SA             |       |  NATIONWIDE MARITIMA VIDA e   |
    |                               |       |       PREVIDENCIA SA          |
    |                               |       |                               |
    |                               |       |Common Stock:  134,822,225     |
    |                               |       |------------   Shares          |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |DPSA-86.4%                     |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
__     |___|------------                   |
  |    |   |                   Shares      |
  |    |   |                   ------      |
  |    |   |NGH                20,343,751  |
  |    |   |LUX SA             1           |
  |    |   ---------------------------------
  |    |
  |    |   ---------------------------------
  |    |   |             NGH               |
  |    |   |       NETHERLANDS B.V.        |
  |    |   |                               |
  |    |___|Common Stock:         40 Shares|
  |    |   |------------                   |
  |    |   |                               |
  |    |   |                               |
  |    |   |NGH-100%                       |
  |    |   ---------------------------------
  |    |
  |    |
  |    |   ---------------------------------
  |    |   |      NATIONWIDE GLOBAL        |
  |    |   |         JAPAN, INC.           |
  |    |___|                               |
  |    |   |Common Stock:        100 Shares|
  |    |   |------------                   |
  |    |   |                               |
  |    |   |NGH - 100%                     |
  |    |   ---------------------------------
  |    |
  |    |   ---------------------------------
  |    |   |            NATIONWIDE         |
  |    |   |       SERVICES SP. Z O.O.     |
  |    |   |                               |
  |    |   |Common Stock:         80 Shares|
  |    |___|------------                   |
  |    |   |                               |
  |    |   |                               |
  |    |   |NGH-100%                       |
  |    |   ---------------------------------
  |    |   ---------------------------------
  |    |   |        NATIONWIDE GLOBAL      |
  |    |   |          FINANCE, LLC         |
  |    |   |                               |
  |    |---|     Single Member Limited     |
  |        |        Liability Company      |
  |        |                               |
  |        |                               |
  |        |NGH-100%                       |
  |        ---------------------------------
  |
  |
  |         ---------------------------------
  |         |         DANICA LIFE S.A       |
  |         |                               |
  |_________|                               |
            |                               |
            |LUX SA-100%                    |
            ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2002

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2002

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2002

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |    (GENERAL PARTNER)     |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2002

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            December 31, 2002

Item 30.      INDEMNIFICATION

     Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-13, Nationwide Variable Account-14, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

(b)  NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

     Joseph J. Gasper, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     Duane C. Meek, President
     William G. Goslee, Senior Vice President
     Mark R. Thresher, Director, Senior Vice President and Treasurer
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Associate Vice President-Treasury Services and Assistant
        Treasurer
     Glenn W. Soden, Associate Vice President and Secretary
     Thomas E. Barnes, Associate Vice President and Assistant Secretary
     John F. Delaloye, Assistant Secretary
     Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer
     Terry C. Smetzer, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide
        Investment Services Corporation is:
     One Nationwide Plaza
     Columbus, Ohio 43215

(c)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
                                        N/A                      N/A                     N/A                N/A
         Nationwide Investment
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 32.  LOCATION OF ACCOUNTS AND RECORDS

          John Davis Nationwide Life Insurance
          Company One Nationwide Plaza
          Columbus, OH 43215

Item 33.  MANAGEMENT SERVICES
          Not Applicable

Item 34.  FEE REPRESENTATION

          Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of February, 2003.

                                    NATIONWIDE VLI SEPARATE ACCOUNT-4
                                    --------------------------------------------
                                    --------------------------------------------
                                    (Registrant)

                                    NATIONWIDE LIFE INSURANCE COMPANY
                                    --------------------------------------------
                                    --------------------------------------------
                                    (Depositor)

                                    By: /s/ STEVEN SAVINI, ESQ.
                                    --------------------------------------------
                                    --------------------------------------------
                                    Steven Savini, Esq.


As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of February, 2003.

               SIGNATURE                                   TITLE


/s/ W. G. JURGENSEN                         Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

/s/ JOSEPH J. GASPER                             Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

/s/ Joseph A. Alutto                                      Director
----------------------------------------
Joseph A. Alutto

/s/ James G. Brocksmith, Jr.                              Director
----------------------------------------
James G. Brocksmith, Jr.

/s/ Henry S. Holloway                                     Director
----------------------------------------
Henry S. Holloway

/s/ Lydia M. Marshall                                     Director
----------------------------------------
Lydia M. Marshall

/s/ Donald L. McWhorter                                   Director
----------------------------------------
Donald L. McWhorter

/s/ David O. Miller                                       Director                                  /s/ STEVEN SAVINI
----------------------------------------                                             -----------------------------------------------
----------------------------------------
David O. Miller                                                                                    Steven Savini, Esq
                                                                                                    Attorney-in-Fact
/s/ James F. Patterson                                    Director
----------------------------------------
----------------------------------------
James F. Patterson
/s/ Gerald D. Prothro                                     Director
----------------------------------------
----------------------------------------
Gerald D. Prothro
/s/ Arden L. Shisler                                      Director
----------------------------------------
----------------------------------------
Arden L. Shisler
/s/ Alex Shumate                                          Director
----------------------------------------
----------------------------------------
Alex Shumate

